Short-Term Deposits and Restricted Cash (Schedule of Short-Term Deposits and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Short Term Investments And Deposits Abstract
Short-term deposits with bank and others	$ 0	$ 35,662
Short-term restricted cash	532	10,328
Short-term deposits and restricted cash	$ 532	$ 45,990